Note 33 - Agreement to Build a Welded Pipe Plant in West Siberia	12 Months Ended
Dec. 31, 2020
Welded pipe plant in West Siberia [member]
Disclosure of joint ventures [line items]
Note 33 - Agreement to Build a Welded Pipe Plant in West Siberia

33                    Agreement to build a welded pipe plant in West Siberia

In 2019, Tenaris entered into an agreement with Severstal to build a welded pipe plant to produce OCTG products in the Surgut area, West Siberia, Russian Federation. Tenaris holds a 49% interest in the company, while Severstal owns the remaining 51%. The plant, which is estimated to require a total investment of $280 million is planned to have an annual production capacity of 300,000 tons.

During 2019, we invested $19.6 million in the project. In 2020, the parties completed all the engineering to get the construction permit but on-site activities faced some delays due to the COVID-19 pandemic. Therefore, no additional contributions were made during 2020.

In March 2021, the joint venture parties put on hold the construction activities, while they assess the impact of the changes in the relevant markets and competitive environment and determine whether any adjustments or changes to the project could be necessary.